TAXES ON INCOME (Schedule of Taxes on Income expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes:
Current taxes	$ 115	$ (194)	$ (496)
Deferred taxes		(1,021)	(56)
Total	115	(1,215)	(552)
Domestic		(1,268)	(166)
Foreign	115	53	(386)
Total	$ 115	$ (1,215)	$ (552)